SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2023
SHARE-BASED PAYMENTS [Abstract]
Number of Shares and Weighted Average Exercise Prices and Movement of Share Awards
The following table illustrates the number of shares and weighted average exercise prices of, and movements in, share awards. For retrospective presentation, the number of Bitdeer’s share awards have been scaled by the exchange ratio of approximately 0.00858 for periods prior to the completion of the Business Combination on April 13, 2023.

	Number of options (’000)	Average exercise price per share award (US$)	Average fair value per share award (US$)
As at January 1, 2021	-	-	-
Granted	9,419	3.50	26.16
As at December 31, 2021	9,419	3.50	26.16
Granted	1,198	3.50	18.34
Forfeited	(219)	3.50	25.68
As at December 31, 2022	10,398	3.50	25.27
Granted	1,658	4.58	8.15
Exercised(1)	(118)	3.50	19.23
Forfeited	(194)	3.68	17.96
As at December 31, 2023	11,744	3.65	23.04
Vested and exercisable at December 31, 2023	5,460	3.50	23.96

(1)	The total proceeds received from the exercised shares under the 2023 plan during the year ended December 31, 2023 was approximately US$412,000.

Share Based Compensation Expense	The expense recognized for share awards during the year ended December 31, 2023, 2022 and 2021 was approximately US$45.5 million, US$90.6 million and US$88.4 million. The breakdown is as follows:

	Years ended December 31,
In thousands of USD	2023	2022	2021
Cost of revenue	4,722	10,050	10,424
General and administrative expenses	23,797	48,850	54,458
Research and development expenses	13,377	24,258	18,246
Selling expenses	3,592	7,490	5,227
Total	45,488	90,648	88,355

Schedule of Fair Value Assumptions of Awards	The following table provides the inputs range to the model used for determining the value of the grant for the years ended December 31, 2023, 2022 and 2021:

Years ended December 31,
	2023	2022	2021
Dividend yield (%)	-	-	-
Expected volatility (%)	118% - 124%	120% - 128%	130.19% - 130.23%
Risk-free interest rate (%)	3.81% - 4.59%	1.618% - 3.886%	1.24% - 1.57%
Exercise multiple	2.20 - 2.80	2.20 - 2.80	2.20 - 2.80

Incremental Fair Value Modification	The following table provides the inputs range to the model used for determining the incremental fair value of the modification for the year ended December 31, 2023:

Year ended December 31, 2023
Dividend yield (%)	-
Expected volatility (%)	119% - 124%
Risk-free interest rate (%)	3.45% - 3.47%
Exercise multiple	2.20 - 2.80